Additional analysis of debt securities - Asset-backed securities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial investments
Asset-backed securities	$ 3,624	$ 6,573
AAA
Financial investments
Asset-backed securities	2,374	4,017
Operating segments | US
Financial investments
Asset-backed securities	3,354	6,015
Operating segments | AAA | US
Financial investments
Asset-backed securities	2,227	3,658
Operating segments | RMBS Sub-prime | US
Financial investments
Asset-backed securities	$ 35	93
Operating segments | RMBS Sub-prime | AAA | US
Financial investments
Percentage for credit rating category	2.00%
Operating segments | Alt-A | US
Financial investments
Asset-backed securities	$ 14	116
Operating segments | Alt-A | AAA | US
Financial investments
Percentage for credit rating category	35.00%
Operating segments | Alt-A | A | US
Financial investments
Percentage for credit rating category	39.00%
Operating segments | Prime including agency | US
Financial investments
Asset-backed securities	$ 263	862
Operating segments | Prime including agency | AAA | US
Financial investments
Percentage for credit rating category	85.00%
Operating segments | Prime including agency | AA | US
Financial investments
Percentage for credit rating category	6.00%
Operating segments | Prime including agency | A | US
Financial investments
Percentage for credit rating category	5.00%
Operating segments | CMBS | US
Financial investments
Asset-backed securities	$ 1,646	3,080
Operating segments | CMBS | AAA | US
Financial investments
Percentage for credit rating category	86.00%
Operating segments | CMBS | AA | US
Financial investments
Percentage for credit rating category	5.00%
Operating segments | CMBS | A | US
Financial investments
Percentage for credit rating category	3.00%
Operating segments | CDO funds | US
Financial investments
Asset-backed securities	$ 397	696
Operating segments | CDO funds | AAA | US
Financial investments
Percentage for credit rating category	81.00%
Operating segments | CDO funds | AA | US
Financial investments
Percentage for credit rating category	9.00%
Operating segments | CDO funds | A | US
Financial investments
Percentage for credit rating category	5.00%
Operating segments | Other asset-backed securities | US
Financial investments
Asset-backed securities	$ 999	$ 1,168
Operating segments | Other asset-backed securities | US | Sub-prime
Financial investments
Asset-backed securities	$ 35
Operating segments | Other asset-backed securities | AAA | US
Financial investments
Percentage for credit rating category	26.00%
Operating segments | Other asset-backed securities | AA | US
Financial investments
Percentage for credit rating category	5.00%
Operating segments | Other asset-backed securities | A | US
Financial investments
Percentage for credit rating category	48.00%